Financial Instruments (Derivative Financial Instruments) - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Derivative [Line Items]
Gain (loss) on derivative contracts not designated as hedging instruments	$ 10,000,000	$ 19,000,000
Foreign Exchange Forward
Derivative [Line Items]
Derivative, Notional Amount	$ 1,300,000,000	$ 1,300,000,000
Foreign Exchange Contract [Member] | Majority [Member]
Derivative [Line Items]
Derivative, Term of Contract		60 days
Foreign Exchange Contract [Member] | Maximum
Derivative [Line Items]
Derivative, Term of Contract		180 days